Inventory	6 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory

7.	INVENTORY

	December 31, 2022 $’000	June 30, 2022 $’000
Raw materials and consumables	94,835	45,337
Work in progress	5,769	4,561
Finished goods	5,673	3,457
Stock in transit	1,275	2,845
Inventory obsolescence provision	(694)	(494)

Total inventory	106,858	55,706

Inventory has been recorded at the lower of cost or net realisable value. Inventories recognized as an expense during the six-months
ended December 31, 2022, amounted to $47.8 million ($40 million as of December 31, 2021). A total of $0.7 million is recognized in inventory obsolescence provisions at December 31, 2022 ($0.5 million as of June 30, 2022).